Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.33%
Aerospace & Defense–5.45%
General Dynamics Corp.	197,263	$35,815,070
Raytheon Technologies Corp.	430,920	33,297,189
Textron, Inc.	394,498	22,123,448
		91,235,707
Apparel Retail–1.49%
TJX Cos., Inc. (The)	375,760	24,856,524
Automobile Manufacturers–4.02%
General Motors Co.	1,171,389	67,308,012
Building Products–2.80%
Johnson Controls International PLC	688,281	41,069,727
Trane Technologies PLC	34,666	5,739,303
		46,809,030
Cable & Satellite–2.67%
Charter Communications, Inc., Class A(b)	33,166	20,464,086
Comcast Corp., Class A	446,048	24,135,657
		44,599,743
Commodity Chemicals–1.15%
Dow, Inc.	302,045	19,312,757
Construction & Engineering–0.98%
Quanta Services, Inc.	187,262	16,475,311
Consumer Finance–1.39%
American Express Co.	164,117	23,212,709
Data Processing & Outsourced Services–0.98%
Fiserv, Inc.(b)	137,665	16,387,642
Diversified Banks–6.75%
Bank of America Corp.	1,540,728	59,610,766
Wells Fargo & Co.	1,363,186	53,259,677
		112,870,443
Electric Utilities–2.67%
Duke Energy Corp.	164,998	15,927,257
Exelon Corp.	341,800	14,950,332
FirstEnergy Corp.	395,747	13,728,463
		44,606,052
Electrical Components & Equipment–0.75%
Emerson Electric Co.	139,566	12,591,645
Electronic Components–1.20%
Corning, Inc.	461,306	20,071,424
Electronic Manufacturing Services–1.00%
TE Connectivity Ltd.	129,748	16,751,764
Fertilizers & Agricultural Chemicals–3.16%
Corteva, Inc.	859,888	40,087,978
Nutrien Ltd. (Canada)	238,093	12,830,832
		52,918,810
Shares		Value
Food Distributors–2.40%
Sysco Corp.	286,042	$22,522,947
US Foods Holding Corp.(b)	463,377	17,663,931
		40,186,878
Health Care Distributors–1.28%
McKesson Corp.	109,633	21,382,820
Health Care Equipment–2.32%
Medtronic PLC	215,465	25,452,880
Zimmer Biomet Holdings, Inc.	83,033	13,291,923
		38,744,803
Health Care Facilities–0.65%
Universal Health Services, Inc., Class B	81,481	10,868,751
Health Care Services–2.56%
Cigna Corp.	106,977	25,860,620
CVS Health Corp.	225,797	16,986,708
		42,847,328
Health Care Supplies–0.75%
Alcon, Inc. (Switzerland)(b)	179,067	12,537,482
Home Improvement Retail–1.01%
Kingfisher PLC (United Kingdom)(b)	3,856,561	16,926,114
Hotels, Resorts & Cruise Lines–1.57%
Booking Holdings, Inc.(b)	11,254	26,220,019
Human Resource & Employment Services–0.67%
Adecco Group AG (Switzerland)	165,317	11,133,821
Insurance Brokers–0.84%
Willis Towers Watson PLC	61,693	14,120,294
Integrated Oil & Gas–1.48%
Chevron Corp.	236,594	24,792,685
Investment Banking & Brokerage–5.92%
Charles Schwab Corp. (The)	332,083	21,645,170
Goldman Sachs Group, Inc. (The)	128,818	42,123,486
Morgan Stanley	454,580	35,302,683
		99,071,339
IT Consulting & Other Services–2.99%
Cognizant Technology Solutions Corp., Class A	640,640	50,046,797
Managed Health Care–1.25%
Anthem, Inc.	58,312	20,931,092
Movies & Entertainment–2.20%
Walt Disney Co. (The)(b)	199,105	36,738,855
Multi-line Insurance–2.57%
American International Group, Inc.	930,568	43,001,547
Oil & Gas Exploration & Production–4.55%
Canadian Natural Resources Ltd. (Canada)	485,912	15,021,629
ConocoPhillips	487,878	25,842,898
Devon Energy Corp.	727,439	15,894,542

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Pioneer Natural Resources Co.	122,318	$19,426,545
		76,185,614
Other Diversified Financial Services–1.02%
Voya Financial, Inc.	268,218	17,069,394
Pharmaceuticals–5.06%
Bristol-Myers Squibb Co.	381,806	24,103,413
GlaxoSmithKline PLC (United Kingdom)	730,187	12,960,923
Johnson & Johnson	87,652	14,405,606
Pfizer, Inc.	339,511	12,300,484
Sanofi (France)	211,820	20,935,847
		84,706,273
Railroads–2.24%
CSX Corp.	388,765	37,484,721
Real Estate Services–2.39%
CBRE Group, Inc., Class A(b)	504,663	39,923,890
Regional Banks–6.35%
Citizens Financial Group, Inc.	901,082	39,782,770
PNC Financial Services Group, Inc. (The)	182,810	32,066,702
Truist Financial Corp.	589,896	34,402,735
		106,252,207
Semiconductors–6.06%
Intel Corp.	574,507	36,768,448
Micron Technology, Inc.(b)	186,585	16,458,663
NXP Semiconductors N.V. (Netherlands)	128,948	25,962,390
Shares		Value
Semiconductors–(continued)
QUALCOMM, Inc.	166,958	$22,136,961
		101,326,462
Specialty Chemicals–0.05%
Axalta Coating Systems Ltd.(b)	28,988	857,465
Systems Software–1.42%
Oracle Corp.	337,502	23,682,515
Tobacco–2.31%
Philip Morris International, Inc.	435,262	38,625,150
Wireless Telecommunication Services–1.96%
Vodafone Group PLC (United Kingdom)	17,978,067	32,716,273
Total Common Stocks & Other Equity Interests (Cost $1,162,773,398)		1,678,388,162
Money Market Funds–1.38%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	9,273,736	9,273,736
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	3,182,722	3,183,995
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	10,598,555	10,598,555
Total Money Market Funds (Cost $23,056,286)		23,056,286
TOTAL INVESTMENTS IN SECURITIES–101.71% (Cost $1,185,829,684)		1,701,444,448
OTHER ASSETS LESS LIABILITIES—(1.71)%		(28,622,609)
NET ASSETS–100.00%		$1,672,821,839
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,913,609	$27,638,515	$(41,278,388)	$-	$-	$9,273,736	$845
Invesco Liquid Assets Portfolio, Institutional Class	12,925,470	19,741,796	(29,484,563)	1,292	-	3,183,995	361
Invesco Treasury Portfolio, Institutional Class	26,186,982	31,586,874	(47,175,301)	-	-	10,598,555	320
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,780,034	4,668,162	(9,448,196)	-	-	-	16*
Invesco Private Prime Fund	7,170,051	7,002,812	(14,172,863)	-	-	-	197*
Total	$73,976,146	$90,638,159	$(141,559,311)	$1,292	$-	$23,056,286	$1,739

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/23/2021	State Street Bank & Trust Co.	CHF	16,958,965	USD	18,216,818	$265,380
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
04/23/2021	State Street Bank & Trust Co.	EUR	13,147,667	USD	15,637,139	$213,434
04/23/2021	State Street Bank & Trust Co.	GBP	34,388,997	USD	47,434,848	23,529
04/23/2021	State Street Bank & Trust Co.	USD	214,582	CAD	269,681	23
Subtotal—Appreciation						502,366
Currency Risk
04/23/2021	State Street Bank & Trust Co.	CAD	14,486,252	USD	11,522,236	(5,566)
04/23/2021	State Street Bank & Trust Co.	EUR	273,248	USD	320,393	(158)
Subtotal—Depreciation						(5,724)
Total Forward Foreign Currency Contracts						$496,642

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,571,177,702	$107,210,460	$—	$1,678,388,162
Money Market Funds	23,056,286	—	—	23,056,286
Total Investments in Securities	1,594,233,988	107,210,460	—	1,701,444,448
Other Investments - Assets*
Forward Foreign Currency Contracts	—	502,366	—	502,366
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(5,724)	—	(5,724)
Total Other Investments	—	496,642	—	496,642
Total Investments	$1,594,233,988	$107,707,102	$—	$1,701,941,090

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Growth and Income Fund